Capital Reserve - Summary of Capital Reserve (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Reserves Within Equity [Line Items]
Opening carrying amount	$ 55,953	$ 19,979
Share warrants exercised (Note 11)	99	0
Share capital issue, net of issuance costs (Note 9)	7,809	0
Closing carrying amount	$ 63,861	$ 19,979